Condensed Statement of Cash Flows (Unaudited) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (7,948)	$ 9,920,886	$ (4,901,560)	$ (1,035,380)
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account		(119,996)	(7,153)	(31,308)
Offering costs allocated to warrants		0	849,993	868,131
Excess of Private Warrants fair value over purchase price		0	3,097,200	3,097,200
Change in fair value of warrant liability		(10,259,653)	874,300	(3,911,091)
Accrued offering costs and expenses	7,948
Unrealized gain — treasury bills		(19,810)	0
Changes in operating assets and liabilities:
Prepaid expenses		6,034	(478,373)	(70,406)
Accounts payable and accrued expenses	7,948	30,521	(6,901)	174,172
Due to related party			3,392
Net cash used in operating activities		(442,018)	(569,102)	(908,682)
Cash Flows from Investing Activities:
Investment of cash in Trust Account			(345,000,000)	(345,000,000)
Net cash used in investing activities			(345,000,000)	(345,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting commissions			338,100,000	338,100,000
Proceeds from sale of Private Warrants			8,900,000	8,900,000
Proceeds from issuance of promissory note to Sponsor			144,890	144,890
Payment on promissory issued to Sponsor			(144,890)	(144,890)
Payment of deferred offering costs			(535,060)	(540,060)
Net cash provided by financing activities			346,464,940	346,459,940
Net change in cash		(442,018)	895,838	551,258
Cash, beginning of period		551,258	0	0
Cash, end of the period	0	109,240	895,838	551,258
Supplemental disclosure of cash flow information:
Initial classification of Class A ordinary shares subject to possible redemption			345,000,000	345,000,000
Deferred underwriters' discount payable charged to additional paid-in capital			12,075,000	12,075,000
Initial classification of warrant liability			$ 27,004,700	$ 27,004,700
Deferred offering costs paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Deferred offering costs included in accrued offering costs and expenses	113,634
Remeasurement of Class A ordinary shares subject to possible redemption		$ 119,996
Previously Reported [Member]
Supplemental disclosure of cash flow information:
Deferred offering costs included in accrued offering costs and expenses	$ 105,686